S000068275 [Member] Expense Example, No Redemption - Franklin Templeton Moderately Conservative Model Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	713
Class II
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	456
Expense Example, No Redemption, 10 Years	$ 1,015